Pay vs Performance Disclosure - USD ($)	2 Months Ended	12 Months Ended				22 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 15, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with Item 402(v) of Regulation S-K of the Exchange Act adopted by the Securities and Exchange Commission, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The table below does not necessarily reflect value actually earned, realized, or received by our PEO and Non-PEO NEOs. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

							Value of Initial
	Summary	Summary			Average Summary	Average	Fixed $100 Investment Based on:[4]			Adjusted
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Total	Peer		Operating
	Table Total for	Table Total for	Actually Paid to	Actually Paid to	Table Total for	Actually Paid to	Shareholder	Group	Net Income	Income[5]
Year	Todd S. Nelson[1]	Andrew H. Hurst[1]	Todd S. Nelson[1,2,3]	Andrew H. Hurst[1,2,3]	Non-PEO NEOs[1]	Non-PEO NEOs[1,2,3]	Return ("TSR")	TSR	($ Millions)	($ Millions)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$4,504,386	$4,086,115	$7,541,502	$1,090,971	$1,718,696	$2,441,329	$96.74	$89.58	$147.7	$199.2
2022	$4,512,179	$2,537,725	$5,745,977	$3,004,639	$1,415,745	$1,659,444	$75.58	$73.31	$95.9	$175.8
2021	$4,998,632	-	$4,575,611	-	$1,425,824	$1,283,784	$63.95	$93.43	$109.6	$183.6
2020	$4,870,453	-	$(35,983)	-	$1,319,620	$99,805	$68.68	$111.02	$124.3	$170.6

(1) Todd S. Nelson was our PEO from 2020 through January 20, 2022, then again from November 16, 2023 to present. Andrew H. Hurst was our PEO from January 20, 2022 through November 15, 2023. The individuals comprising the Non-PEO named executive officers for each fiscal year presented are listed below.

2020	2021	2022	2023
Andrew H. Hurst	Andrew H. Hurst	Ashish R. Ghia	Ashish R. Ghia
Ashish R. Ghia	Ashish R. Ghia	Greg E. Jansen	Greg E. Jansen
Jeffrey D. Ayers	Jeffrey D. Ayers	John R. Kline	John R. Kline
John R. Kline	John R. Kline	Elise L. Baskel	Elise L. Baskel

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below, calculated in accordance with SEC rules. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for Todd S. Nelson	Exclusion of Stock Awards for Todd S. Nelson	Inclusion of Equity Values for Todd S. Nelson	Compensation Actually Paid to Todd S. Nelson
2023	$4,504,386	$2,004,036	$5,041,152	$7,541,502
2022	$4,512,179	$2,043,087	$3,276,885	$5,745,977
2021	$4,998,632	$2,297,832	$1,874,811	$4,575,611
2020	$4,870,453	$2,169,753	$(2,736,682)	$(35,983)

Year	Summary Compensation Table Total for Andrew H. Hurst	Exclusion of Stock Awards for Andrew H. Hurst	Inclusion of Equity Values for Andrew H. Hurst	Compensation Actually Paid to Andrew H. Hurst
2023	$4,086,115	$1,240,590	$(1,754,554)	$1,090,971
2022	$2,537,725	$1,070,169	$1,537,083	$3,004,639

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards Non-PEO NEOs	Average Inclusion of Equity Values Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,718,696	$534,067	$1,256,700	$2,441,329
2022	$1,415,745	$490,290	$733,989	$1,659,444
2021	$1,425,824	$480,891	$338,851	$1,283,784
2020	$1,319,620	$409,676	$(810,138)	$99,805

Year	Fiscal Year-end Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Todd S. Nelson	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year for Todd S. Nelson	Vesting Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Todd S. Nelson	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Todd S. Nelson	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Todd S. Nelson	Total Inclusion of Equity Values for Todd S. Nelson
2023	$3,853,015	$1,272,113	$0	$(83,976)	$0	$5,041,152
2022	$2,728,042	$662,876	$0	$(114,033)	$0	$3,276,885
2021	$2,286,168	$(238,435)	$0	$(63,793)	$(109,129)	$1,874,811
2020	$1,785,276	$(2,879,354)	$0	$(1,642,604)	$0	$(2,736,682)

Year	Fiscal Year-end Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Andrew H. Hurst	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year for Andrew H. Hurst	Vesting Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Andrew H. Hurst	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Andrew H. Hurst	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Andrew H. Hurst	Total Inclusion of Equity Values for Andrew H. Hurst
2023	$0	$0	$0	$(20,863)	$(1,733,691)	$(1,754,554)
2022	$1,428,948	$131,156	$0	$(23,021)	$0	$1,537,083

Year	Average Fiscal Year-end Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year for Non-PEO NEOs	Average Vesting Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs	Total Average Inclusion of Equity Values for Non-PEO NEOs
2023	$1,026,821	$243,249	$0	$(13,370)	$0	$1,256,700
2022	$654,662	$95,423	$0	$(16,096)	$0	$733,989
2021	$478,450	$(46,861)	$0	$(75,925)	$(16,813)	$338,851
2020	$337,082	$(893,953)	$0	$(253,267)	$0	$(810,138)

(4) The Peer Group TSR set forth in this table utilizes the companies used as a peer group for purposes of the Company’s disclosures under Item 402(b) of Regulation S-K. The returns of each component issuer of the group have been weighted according to their stock market capitalization at the beginning of each period. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the companies used as a peer group, respectively. The companies used as a peer group for 2020, 2021, and 2022, are as follows: 2U, Inc., Adtalem Global Education Inc., American Public Education, Inc., Bright Horizons Family Solutions Inc., Chegg, Inc., Cornerstone OnDemand, Inc., Graham Holdings Company, Grand Canyon Education, Inc., Heidrick & Struggles International, Inc., Houghton Mifflin Harcourt Company, Huron Consulting Group Inc., Kforce Inc., Korn Ferry, Lincoln Educational Services Corporation, Strategic Education, Inc., Stride, Inc., Universal Technical Institute, Inc., WW International, Inc., and Zovio Inc. In 2023, the Company removed Zovio Inc. due to their dissolution, with no other changes..

(5) We determined Adjusted Operating Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. Adjusted Operating Income is defined, for purposes of the annual incentive plan, as set forth above in the “Compensation Discussion and Analysis” section. For years 2020, 2021, and 2022, the most important financial measure was Adjusted EBITDA; the change from Adjusted EBITDA to Adjusted Operating Income did not involve a substantive or economic value change and was made for more consistent nomenclature. We may determine a different financial performance measure to be the most important financial performance measure in future years. For a reconciliation of adjusted operating income to operating income, the most directly corresponding GAAP financial measure, see Appendix A.

Company Selected Measure Name		Adjusted Operating Income
Named Executive Officers, Footnote	1) Todd S. Nelson was our PEO from 2020 through January 20, 2022, then again from November 16, 2023 to present. Andrew H. Hurst was our PEO from January 20, 2022 through November 15, 2023. The individuals comprising the Non-PEO named executive officers for each fiscal year presented are listed below.

2020	2021	2022	2023
Andrew H. Hurst	Andrew H. Hurst	Ashish R. Ghia	Ashish R. Ghia
Ashish R. Ghia	Ashish R. Ghia	Greg E. Jansen	Greg E. Jansen
Jeffrey D. Ayers	Jeffrey D. Ayers	John R. Kline	John R. Kline
John R. Kline	John R. Kline	Elise L. Baskel	Elise L. Baskel

Peer Group Issuers, Footnote		The Peer Group TSR set forth in this table utilizes the companies used as a peer group for purposes of the Company’s disclosures under Item 402(b) of Regulation S-K. The returns of each component issuer of the group have been weighted according to their stock market capitalization at the beginning of each period. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the companies used as a peer group, respectively. The companies used as a peer group for 2020, 2021, and 2022, are as follows: 2U, Inc., Adtalem Global Education Inc., American Public Education, Inc., Bright Horizons Family Solutions Inc., Chegg, Inc., Cornerstone OnDemand, Inc., Graham Holdings Company, Grand Canyon Education, Inc., Heidrick & Struggles International, Inc., Houghton Mifflin Harcourt Company, Huron Consulting Group Inc., Kforce Inc., Korn Ferry, Lincoln Educational Services Corporation, Strategic Education, Inc., Stride, Inc., Universal Technical Institute, Inc., WW International, Inc., and Zovio Inc. In 2023, the Company removed Zovio Inc. due to their dissolution, with no other changes..
Adjustment To PEO Compensation, Footnote	3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below, calculated in accordance with SEC rules. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for Todd S. Nelson	Exclusion of Stock Awards for Todd S. Nelson	Inclusion of Equity Values for Todd S. Nelson	Compensation Actually Paid to Todd S. Nelson
2023	$4,504,386	$2,004,036	$5,041,152	$7,541,502
2022	$4,512,179	$2,043,087	$3,276,885	$5,745,977
2021	$4,998,632	$2,297,832	$1,874,811	$4,575,611
2020	$4,870,453	$2,169,753	$(2,736,682)	$(35,983)

Year	Summary Compensation Table Total for Andrew H. Hurst	Exclusion of Stock Awards for Andrew H. Hurst	Inclusion of Equity Values for Andrew H. Hurst	Compensation Actually Paid to Andrew H. Hurst
2023	$4,086,115	$1,240,590	$(1,754,554)	$1,090,971
2022	$2,537,725	$1,070,169	$1,537,083	$3,004,639

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards Non-PEO NEOs	Average Inclusion of Equity Values Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,718,696	$534,067	$1,256,700	$2,441,329
2022	$1,415,745	$490,290	$733,989	$1,659,444
2021	$1,425,824	$480,891	$338,851	$1,283,784
2020	$1,319,620	$409,676	$(810,138)	$99,805

Year	Fiscal Year-end Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Todd S. Nelson	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year for Todd S. Nelson	Vesting Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Todd S. Nelson	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Todd S. Nelson	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Todd S. Nelson	Total Inclusion of Equity Values for Todd S. Nelson
2023	$3,853,015	$1,272,113	$0	$(83,976)	$0	$5,041,152
2022	$2,728,042	$662,876	$0	$(114,033)	$0	$3,276,885
2021	$2,286,168	$(238,435)	$0	$(63,793)	$(109,129)	$1,874,811
2020	$1,785,276	$(2,879,354)	$0	$(1,642,604)	$0	$(2,736,682)

Year	Fiscal Year-end Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Andrew H. Hurst	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year for Andrew H. Hurst	Vesting Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Andrew H. Hurst	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Andrew H. Hurst	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Andrew H. Hurst	Total Inclusion of Equity Values for Andrew H. Hurst
2023	$0	$0	$0	$(20,863)	$(1,733,691)	$(1,754,554)
2022	$1,428,948	$131,156	$0	$(23,021)	$0	$1,537,083

Year	Average Fiscal Year-end Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year for Non-PEO NEOs	Average Vesting Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs	Total Average Inclusion of Equity Values for Non-PEO NEOs
2023	$1,026,821	$243,249	$0	$(13,370)	$0	$1,256,700
2022	$654,662	$95,423	$0	$(16,096)	$0	$733,989
2021	$478,450	$(46,861)	$0	$(75,925)	$(16,813)	$338,851
2020	$337,082	$(893,953)	$0	$(253,267)	$0	$(810,138)

Non-PEO NEO Average Total Compensation Amount		$ 1,718,696	$ 1,415,745	$ 1,425,824	$ 1,319,620
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,441,329	1,659,444	1,283,784	99,805
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Most Important Financial Performance Measure. The following presents the financial performance measure that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2023 to Company performance. The financial performance component of AIP and the performance condition used for performance-based restricted stock units were based solely on a company-wide Adjusted Operating Income performance measure.

Adjusted Operating Income

Total Shareholder Return Amount		$ 96.74	75.58	63.95	68.68
Peer Group Total Shareholder Return Amount		89.58	73.31	93.43	111.02
Net Income (Loss)		$ 147,700,000	$ 95,900,000	$ 109,600,000	$ 124,300,000
Company Selected Measure Amount		199,200,000	175,800,000	183,600,000	170,600,000
PEO Name	Todd S. Nelson					Andrew H. Hurst
Additional 402(v) Disclosure		2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Operating Income
Todd S. Nelson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,504,386	$ 4,512,179	$ 4,998,632	$ 4,870,453
PEO Actually Paid Compensation Amount		7,541,502	5,745,977	4,575,611	(35,983)
Andrew H. Hurst [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,086,115	2,537,725
PEO Actually Paid Compensation Amount		1,090,971	3,004,639
PEO | Todd S. Nelson [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,004,036	2,043,087	2,297,832	2,169,753
PEO | Todd S. Nelson [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,041,152	3,276,885	1,874,811	(2,736,682)
PEO | Todd S. Nelson [Member] | Fiscal Year-end FairValue of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,853,015	2,728,042	2,286,168	1,785,276
PEO | Todd S. Nelson [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,272,113	662,876	(238,435)	(2,879,354)
PEO | Todd S. Nelson [Member] | Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Todd S. Nelson [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(83,976)	(114,033)	(63,793)	(1,642,604)
PEO | Todd S. Nelson [Member] | Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(109,129)	0
PEO | Andrew H. Hurst [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,240,590	1,070,169
PEO | Andrew H. Hurst [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,754,554)	1,537,083
PEO | Andrew H. Hurst [Member] | Fiscal Year-end FairValue of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	1,428,948
PEO | Andrew H. Hurst [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	131,156
PEO | Andrew H. Hurst [Member] | Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Andrew H. Hurst [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(20,863)	(23,021)
PEO | Andrew H. Hurst [Member] | Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,733,691)	0
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		534,067	490,290	480,891	409,676
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,256,700	733,989	338,851	(810,138)
Non-PEO NEO | Average Fiscal Year-end Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,026,821	654,662	478,450	337,082
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		243,249	95,423	(46,861)	(893,953)
Non-PEO NEO | Average Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,370)	(16,096)	(75,925)	(253,267)
Non-PEO NEO | Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ (16,813)	$ 0